Consolidated Statements of Shareholders' Equity/Investment (USD $) In Thousands, unless otherwise specified	Total	Common stock, par value $1	Treasury	Additional paid-in capital	Retained earnings	Non-controlling interest	Accumulated other comprehensive income/(loss)
Balance at Dec. 31, 2008	$ 142,916	$ 9,351	$ (4,761)	$ 48,405	$ 92,214	$ 272	$ (2,565)
Balance, shares at Dec. 31, 2008		9,351	(496)
Net income attributable to Michael Baker Corporation	26,921				26,921
Stock options exercised	632	40		592
Stock options exercised, shares		40
Options granted	359			359
Tax benefit of stock compensation	232			232
Restricted stock issued		12		(12)
Restricted stock issued, shares		12
Amortization of restricted stock	413			413
Noncontrolling interests
Investment in shares	152					152
Divestiture of subsidiary	(176)					(176)
Less: Income attributable to noncontrolling interests	291					291
Other comprehensive (loss)/income
Reclassification adjustment for foreign currency translation (included in discontinued operations)	1,837					(232)	2,069
Foreign currency translation adjustments	163						163
Balance at Dec. 31, 2009	173,740	9,403	(4,761)	49,989	119,135	307	(333)
Balance, shares at Dec. 31, 2009		9,403	(496)
Net income attributable to Michael Baker Corporation	12,166				12,166
Stock options exercised	50	6		44
Stock options exercised, shares		6
Options granted	315			315
Tax benefit of stock compensation	13			13
Restricted stock issued		83		(83)
Restricted stock issued, shares		83
Amortization of restricted stock	1,018			1,018
Stock appreciation rights	505			505
Stock issued for LPA/RBF acquisition	8,062	226		7,836
Stock issued for LPA/RBF acquisition, shares		226
Noncontrolling interests
Less: Income attributable to noncontrolling interests	768					768
Profit distribution	(353)					(353)
Other comprehensive (loss)/income
Unrealized loss on investments	(17)						(17)
Foreign currency translation adjustments	270						270
Balance at Dec. 31, 2010	196,537	9,718	(4,761)	59,637	131,301	722	(80)
Balance, shares at Dec. 31, 2010		9,718	(496)
Net income attributable to Michael Baker Corporation	17,304				17,304
Stock options exercised	202	14		188
Stock options exercised, shares		14
Options granted	219			219
Tax benefit of stock compensation	(238)			(238)
Restricted stock issued		73		(73)
Restricted stock issued, shares		73
Employee Stock Purchase Plan	1,168	54		1,114
Employee Stock Purchase Plan, shares		54
Amortization of restricted stock	1,905			1,905
Treasury stock purchases	(127)		(127)
Treasury stock purchases, shares			(5)
Stock appreciation rights	87	4		83
Stock appreciation rights, shares		4
Stock issued for LPA/RBF acquisition	3,587	204		3,383
Stock issued for LPA/RBF acquisition, shares		204
Noncontrolling interests
Less: Income attributable to noncontrolling interests	934					934
Profit distribution	(939)					(939)
Other comprehensive (loss)/income
Unrealized loss on investments	(30)						(30)
Foreign currency translation adjustments	20						20
Balance at Dec. 31, 2011	$ 220,629	$ 10,067	$ (4,888)	$ 66,218	$ 148,605	$ 717	$ (90)
Balance, shares at Dec. 31, 2011		10,067	(501)